Commitments and Contingencies - Net Rental Expense Under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Gross rental expense	$ 68.7	$ 76.0	$ 44.6
Sublease rental income	(1.3)	(0.9)	(0.5)
Net rental expense	$ 67.4	$ 75.1	$ 44.1